Debt	12 Months Ended
Dec. 31, 2025
Debt [Abstract]
DEBT

NOTE 12 – DEBT

On April 21, 2025, the Company entered into a short-term loan agreement with a third-party lender for a total principal amount of $10,000. The loan bears no interest and matures on October 21, 2025. On October 29, 2025, the Company issued 10,000 shares of its common stock at $1.00 per share in full settlement of the outstanding loan balance pursuant to a Subscription Agreement. As of December 31, 2025, no balance was outstanding under this agreement.